Financial Instruments (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 29,526	€ 31,516
Financial assets, at fair value	0
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	88,843	95,839
Financial liabilities, at fair value	95,267
Borrowings | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	88,843
Financial liabilities, at fair value		95,839
Borrowings | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		107,873
Financial liabilities, at fair value	95,267
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,297	7,167
Financial liabilities, at fair value	0
Other non-current financial liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,297
Financial liabilities, at fair value		7,167
Other non-current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,433	25,873
Financial liabilities, at fair value	0
Trade payables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,433
Financial liabilities, at fair value		25,873
Trade payables | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	104	98
Financial liabilities, at fair value	0
Refund liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	104
Financial liabilities, at fair value		98
Refund liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Deferred consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,736	9,187
Financial liabilities, at fair value	0
Deferred consideration payable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,736
Financial liabilities, at fair value		9,187
Deferred consideration payable | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,482	5,144
Financial liabilities, at fair value	0
Other liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,482
Financial liabilities, at fair value		5,144
Other liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,322	14,429
Financial liabilities, at fair value	0
Other current financial liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,322
Financial liabilities, at fair value		14,429
Other current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Total financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	130,895	143,308
Financial liabilities, at fair value	95,267
Total financial liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	130,895
Financial liabilities, at fair value		143,308
Total financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		107,873
Financial liabilities, at fair value	95,267
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,526
Financial assets, at fair value		31,516
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,060	1,036
Financial assets, at fair value	0
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,060
Financial assets, at fair value		1,036
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,297	6,004
Financial assets, at fair value	0
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,297
Financial assets, at fair value		6,004
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,357	7,040
Financial assets, at fair value	0
Other non-current financial assets | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,357
Financial assets, at fair value		7,040
Other non-current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,243	5,808
Financial assets, at fair value	0
Trade receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,243
Financial assets, at fair value		5,808
Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	280	303
Financial assets, at fair value	0
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	280
Financial assets, at fair value		303
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,687	2,915
Financial assets, at fair value	0
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,687
Financial assets, at fair value		2,915
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,967	3,218
Financial assets, at fair value	0
Other current financial assets | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,967
Financial assets, at fair value		3,218
Other current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,959	15,450
Financial assets, at fair value	0
Cash and cash equivalents | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,959
Financial assets, at fair value		15,450
Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Borrowings | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Other non-current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Trade payables | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Refund liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Deferred consideration payable | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Other liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Other current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Total financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 1 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Other non-current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Other current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 1 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Borrowings | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		107,873
Financial liabilities, at fair value	95,267
Level 2 | Other non-current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 2 | Trade payables | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 2 | Refund liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 2 | Deferred consideration payable | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 2 | Other liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 2 | Other current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 2 | Total financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		107,873
Financial liabilities, at fair value	95,267
Level 2 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Other non-current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Other current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 2 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Borrowings | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Other non-current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Trade payables | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Refund liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Deferred consideration payable | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Other liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Other current financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Total financial liabilities | Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Financial liabilities, at fair value	0
Level 3 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Other non-current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Other current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial assets, at fair value	0
Level 3 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 0
Financial assets, at fair value	€ 0